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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-10529

The GKM Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	90025
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl
First Western Investment Management, Inc.
1150 Santa Monica Boulevard, Suite 850            Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605

Date of fiscal year end:         July 31, 2010

Date of reporting period:       January 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GKM FUNDS
GKM Growth Fund Semi-Annual Report January 31, 2010 (Unaudited)

GKM Growth Fund
Portfolio Information
January 31, 2010 (Unaudited)

Sector Concentration vs. the S&P 500 Index (% of Total Investments)

Top 10 Equity Holdings

Security Description	% of Net Assets
Google, Inc. - Class A	6.4%
Apple, Inc.	5.5%
International Business Machines Corporation	4.7%
Microsoft Corporation	3.8%
Citrix Systems, Inc.	3.8%
Intuit, Inc.	3.6%
Intuitive Surgical, Inc.	3.3%
Scotts Miracle-Gro Company (The) - Class A	3.2%
Applied Materials, Inc.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%

GKM Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Common Stocks — 106.8%	Shares	Value
Consumer Discretionary — 2.3%
Household Durables — 2.3%
Garmin Ltd.	20,800	$672,048

Consumer Staples — 3.1%
Beverages — 1.3%
Coca-Cola Company (The)	7,000	379,750

Personal Products — 1.8%
Alberto-Culver Company	19,000	539,410

Health Care — 29.7%
Biotechnology — 1.0%
Celgene Corporation*	5,000	283,900

Health Care Equipment & Supplies — 16.3%
Alcon, Inc.	4,000	622,840
Baxter International, Inc.	9,000	518,310
Conceptus, Inc.*	22,500	436,725
C.R. Bard, Inc.	3,500	290,115
Intuitive Surgical, Inc.*	3,000	984,180
Kinetic Concepts, Inc.*	10,000	412,900
Medtronic, Inc.	21,000	900,690
St. Jude Medical, Inc.*	8,000	301,840
Stryker Corporation	7,500	389,400
		4,857,000
Health Care Providers & Services — 2.3%
Henry Schein, Inc.*	12,700	686,435

Life Sciences Tools & Services — 4.5%
Covance, Inc.*	11,400	662,454
Dionex Corporation*	9,500	663,575
		1,326,029
Pharmaceuticals — 5.6%
Abbott Laboratories	9,000	476,460
Johnson & Johnson	4,600	289,156
Teva Pharmaceutical Industries Ltd. - ADR	16,000	907,520
		1,673,136

GKM Growth Fund
Schedule of Investments (Continued)

Common Stocks — 106.8% (Continued)	Shares	Value
Industrials — 7.6%
Air Freight & Logistics — 1.4%
FedEx Corporation	5,300	$415,255

Commercial Services & Supplies — 1.0%
Stericycle, Inc.*	6,000	317,580

Industrial Conglomerates — 2.0%
3M Company	7,300	587,577

Machinery — 2.1%
Pall Corporation	18,100	623,907

Road & Rail — 1.1%
Norfolk Southern Corporation	7,000	329,420

Information Technology — 57.0%
Communications Equipment — 6.4%
Cisco Systems, Inc.*	38,000	853,860
QUALCOMM, Inc.	13,700	536,903
Research in Motion Ltd.*	8,000	503,680
		1,894,443
Computers & Peripherals — 15.2%
Apple, Inc.*	8,500	1,633,020
EMC Corporation*	45,000	750,150
Hewlett-Packard Company	15,600	734,292
International Business Machines Corporation	11,500	1,407,485
		4,524,947
Electronic Equipment, Instruments & Components — 5.5%
Flextronics International Ltd.*	120,000	760,800
Trimble Navigation Ltd.*	37,800	865,242
		1,626,042
Internet Software & Services — 6.4%
Google, Inc. - Class A*	3,600	1,905,912

IT Services — 3.4%
Accenture plc - Class A	17,900	733,721
Automatic Data Processing, Inc.	7,000	285,530
		1,019,251

GKM Growth Fund
Schedule of Investments (Continued)

Common Stocks — 106.8% (Continued)	Shares	Value
Information Technology — 57.0% (Continued)
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	75,000	$913,500
Intel Corporation	13,700	265,780
		1,179,280
Software — 16.1%
Adobe Systems, Inc.*	19,000	613,700
Citrix Systems, Inc.*	27,000	1,121,850
Intuit, Inc.*	36,000	1,065,960
Microsoft Corporation	40,000	1,127,200
Oracle Corporation	30,000	691,800
Sybase, Inc.*	4,000	162,680
		4,783,190
Materials — 7.1%
Chemicals — 7.1%
Ecolab, Inc.	12,700	557,530
Scotts Miracle-Gro Company (The) - Class A	23,600	936,920
Sigma-Aldrich Corporation	12,600	602,910
		2,097,360

Total Common Stocks (Cost $23,743,876)		$31,721,872

Money Market Funds — 0.0%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.00%(a) (Cost $75)	75	$75

Total Investments at Value(b) — 106.8% (Cost $23,743,951)		$31,721,947

Liabilities in Excess of Other Assets — (6.8%)		(2,007,756)

Total Net Assets — 100.0%		$29,714,191

ADR - American Depository Receipt.

*	Non-income producing security.

(a)	Variable rate security. Rate shown is the 7-day effective yield as of January 31, 2010.

(b)	All securities are pledged as collateral for the Fund’s bank line of credit (Note 4).

See accompanying notes to the financial statements.

GKM Growth Fund
Statement of Assets and Liabilities
January 31, 2010 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$23,743,951
At value (Note 1)	$31,721,947
Dividends receivable	5,695
Receivable for capital shares sold	1,633
Other assets	193
Total Assets	31,729,468

LIABILITIES
Line of credit payable (Note 4)	1,960,800
Payable for capital shares redeemed	13,753
Accrued investment advisory fees (Note 3)	35,484
Accrued Trustees’ fees (Note 3)	772
Other liabilities	4,468
Total Liabilities	2,015,277

NET ASSETS	$29,714,191

Net assets consist of:
Paid-in capital	$27,654,452
Accumulated net investment loss	(76,365)
Accumulated net realized losses from security transactions	(5,841,892)
Net unrealized appreciation on investments	7,977,996
Net assets	$29,714,191

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,564,017

Net asset value, redemption price and offering price per share (Note 1)	$11.59

See accompanying notes to financial statements.

GKM Growth Fund
Statement of Operations
For the Six Months Ended January 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign tax of $499)	$157,426

EXPENSES
Investment advisory fees (Note 3)	214,454
Trustees’ fees (Note 3)	1,512
Interest expense (Note 4)	17,825
Total Expenses	233,791

NET INVESTMENT LOSS	(76,365)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(743,958)
Net change in unrealized appreciation/depreciation on investments	3,336,776
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,592,818

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,516,453

See accompanying notes to financial statements.

GKM Growth Fund
Statements of Changes in Net Assets

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009
FROM OPERATIONS
Net investment loss	$(76,365)	$(81,158)
Net realized losses from security transactions	(743,958)	(4,621,460)
Net change in unrealized appreciation/depreciation on investments	3,336,776	(2,935,674)
Net increase (decrease) in net assets resulting from operations	2,516,453	(7,638,292)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,709,086	2,066,377
Payments for shares redeemed	(3,238,726)	(6,376,565)
Net decrease in net assets from capital share transactions	(1,529,640)	(4,310,188)

TOTAL INCREASE (DECREASE) IN NET ASSETS	986,813	(11,948,480)

NET ASSETS
Beginning of period	28,727,378	40,675,858
End of period	$29,714,191	$28,727,378

ACCUMULATED NET INVESTMENT LOSS	$(76,365)	$—

CAPITAL SHARE ACTIVITY
Shares sold	147,081	226,653
Shares redeemed	(279,477)	(718,611)
Net decrease in shares outstanding	(132,396)	(491,958)
Shares outstanding, beginning of period	2,696,413	3,188,371
Shares outstanding, end of period	2,564,017	2,696,413

See accompanying notes to financial statements.

GKM Growth Fund
Statement of Cash Flows
For the Six Months Ended January 31, 2010 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,516,453

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized losses from security transactions and litigation settlements	743,958
Unrealized appreciation on investments	(3,336,776)
Decrease in dividend receivable	6,045
Proceeds from investment securities litigation settlements	3,497
Purchase of investment securities	(1,383,239)
Sale of short-term investments, net	330
Proceeds from sale of investment securities	2,542,024
Increase in other liabilities	846
Increase in accrued investment advisory fees	4,159
Increase in accrued Trustees’ fees	1,513
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,098,810

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in line of credit payable	416,650
Decrease in receivable for capital shares sold	427
Increase in payable for capital shares redeemed	13,753
Payment for shares redeemed, net	(1,529,640)
NET CASH USED IN FINANCING ACTIVITIES	(1,098,810)

NET CHANGE IN CASH	—
Cash, beginning of period	—
Cash, end of period	$—

See accompanying notes to financial statements.

GKM Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended January, 31		Years Ended
	2010 (Unaudited)		July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006		July 31, 2005
Net asset value at beginning of period	$10.65		$12.76	$15.12	$12.69	$12.58		$11.03

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)	(0.09)	0.06	(0.06)		(0.03)
Net realized and unrealized gains (losses) on investments	0.97		(2.08)	(2.22)	2.38	0.17		1.58
Total from investment operations	0.94		(2.11)	(2.31)	2.44	0.11		1.55

Less distributions from:
Net investment income	—		—	(0.05)	(0.01)	—		—

Net asset value at end of period	$11.59		$10.65	$12.76	$15.12	$12.69		$12.58

Total return(a)	8.83%	(b)	(16.54% )	(15.32% )	19.24%	0.87%		14.05%

Net assets at end of period (000’s)	$29,714		$28,727	$40,676	$49,527	$38,687		$35,808

Ratio of expenses to average net assets	1.53%	(c)	1.70%	1.83%	1.41%	1.41%		1.41%

Ratio of expenses to average net assets excluding borrowing costs	1.41%	(c)	1.41%	1.41%	1.41%	1.41%		1.41%

Ratio of net investment income (loss) to average net assets	(0.50%	)(c)	(0.29% )	(0.63% )	0.45%	(0.47%	)	(0.28%	)

Portfolio turnover rate	4%	(b)	12%	9%	3%	12%		11%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

GKM Growth Fund
Notes to Financial Statements
January 31, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

The GKM Growth Fund (the “Fund”) is a diversified series of The GKM Funds (the “Trust”), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001.  The public offering of shares of the Fund commenced on December 28, 2001.  The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

Securities valuation – Equity securities of the Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,721,872	$—	$—	$31,721,872
Money Market Funds	—	75	—	75
Total	$31,721,872	$75	$—	$31,721,947

GKM Growth Fund
Notes to Financial Statements (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

Share valuation – The net asset value of the Fund’s shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business.  The net asset value is calculated by dividing the value of the Fund’s total assets, minus liabilities, by the total number of shares outstanding.  The offering price and redemption price per share are equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. There were no distributions during the periods ended January 31, 2010 and July 31, 2009.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

GKM Growth Fund
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of January 31, 2010:

Cost of portfolio investments	$23,743,951
Gross unrealized appreciation	$9,249,492
Gross unrealized depreciation	(1,271,496)
Net unrealized appreciation	$7,977,996
Capital loss carryforwards	(1,940,291)
Post-October losses	(3,157,643)
Other losses	(820,323)
Total distributable earnings	$2,059,739

As of July 31, 2009, the Fund had capital loss carryforwards of $1,940,291, of which $97,687 expires July 31, 2012, $149,434 expires July 31, 2013, $4,847 expires July 31, 2014, $570 expires July 31, 2016 and $1,687,753 expires July 31, 2017. In addition, the Fund had net realized losses of $3,157,643 during the period November 1, 2008 through July 31, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ending July 31, 2010. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended July 31, 2006 through July 31, 2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2. Investment Transactions

During the six months ended January 31, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $1,383,239 and $2,542,024, respectively.

3. Transactions with Affiliates

A Trustee and certain officers of the Trust are affiliated with First Western Investment Management, Inc. (the “Adviser”) or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund.  For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund’s average daily net assets.

GKM Growth Fund
Notes to Financial Statements (Continued)

The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services.  The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust and the Adviser have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.  The fees payable to the Distributor are paid by the Adviser (not the Fund).

The Fund pays each Trustee who is not affiliated with the Adviser $1,000 annually.  Trustees who are affiliated with the Adviser do not receive compensation from the Fund.

4. Bank Line of Credit

The Fund has a secured bank line of credit that provides a maximum borrowing of up to $9,000,000.  The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes.  When used for investment purposes, the Fund will be using the investment technique of “leverage.”  Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 15, 2010. During the six months ended January 31, 2010, the Fund incurred $17,825 of interest expense related to borrowings. The average debt outstanding and the average interest rate during the six months ended January 31, 2010 were $1,129,893 and 3.13%, respectively.  As of January 31, 2010, the Fund had outstanding borrowings of $1,960,800, which was also the largest outstanding borrowing during the six months ended January 31, 2010. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GKM Growth Fund
Notes to Financial Statements (Continued)

6. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.  For example, to the extent the Fund is overweighted in the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector.  These sectors are subject to changing government regulations. Companies in these sectors also may be significantly affected by intense competition.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

GKM Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2009 – January 31, 2010).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return before expenses.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annual expense ratios for the most recent five fiscal years, can be found in this report.   For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

GKM Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,088.30	$8.05
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.49	$7.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available upon request by calling 1-888-GKM-9518.  Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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GKM FUNDS

Investment Adviser
First Western Investment Management, Inc.
11150 Santa Monica Boulevard
Suite 850
Los Angeles, California  90025

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio  45246
1.888.GKM.9518

Legal Counsel
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio  45202

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio  45202

Board of Trustees
Darrin F. DelConte
Brian D. Horner
Nicholas G. Tonsich
Timothy J. Wahl

Officers
Timothy J. Wahl, President
Robert G. Dorsey, Vice President
David L. Kahn, CCO and Secretary
Mark J. Seger, Treasurer

Item 2.  Code of Ethics.

Not required

Item 3.  Audit Committee Financial Expert.

Not required

Item 4.  Principal Accountant Fees and Services.

Not required

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds

By (Signature and Title)*	/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date        March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date        March 19, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date        March 19, 2010

* Print the name and title of each signing officer under his or her signature.